RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 14. RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other parties or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

a)	The table below summarizes the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Mr. Bingshan Guo	Director
Mr. Xiangyang Guo	CEO, director and chairman of the board of the Company
Mr. Yonghong Che	9% beneficial owner of the Company

b) During the periods presented, the details of the related party balances and transactions were as follows:

Amount due to related parties:

	As of December 31,
	2018	2017
Mr. Bingshan Guo	$211,005	$222,362
Mr. Xiangyang Guo	145,704	153,547
Mr. Yonghong Che	50,996	53,741
Total	$407,706	$429,650

During 2017, Mr. Bingshan Guo paid the professional service fees for initial public offering on behalf of the Company, these amounts were non-interest bearing with no payment terms. Mr. Xiangyang Guo and Mr. Yonghong Che provided interest-free loans to the Company. On December 31, 2018, the related parties agreed with the Company to extend the maturity day to December 31, 2019.

Transaction:

1.	Sales to a related party

	The Years ended December 31,
	2018	2017	2016
Liulin Hongxing Coking Coal Trade Co., Ltd. (“Hongxing”)	$-	$-	$2,919,696
Total	$-	$-	$2,919,696

Hongxing was no longer the Company’s related party from December 31, 2016 as the Company was no longer under common control with Hongxin since 2017.

During the year ended December 31, 2016, the Company sold coking coal to Hongxing, which mainly engaged in coal washing plant and coal reselling. Prices and terms for all the sales transactions were determined based on the prevailing market prices.

2.	Purchase from a related party

	The Years ended December 31,
	2018	2017	2016
Hongxing	$-	$-	$4,664,452
Total	$-	$-	$4,664,452

During the year ended December 31, 2016, the Company purchased high sulfur coking coal from Hongxing. The price and terms of the purchase were determined based on the prevailing market prices.

3.	Lease from a related party

During the year ended December 31, 2016, the Company leased a coal yard from Hongxing, under the non-cancelable operating lease agreement that expires at December 31, 2020. The lease is on a fixed payment basis, with a five years leasing term and has no contingent rentals. Expenses from this lease recorded during the year ended December 31, 2018, 2017 and 2016 were as below:

	The Years ended December 31,
	2018	2017	2016
Hongxing	$17,698	$19,246	$19,572
Total	$17,698	$19,246	$19,572

4.	Loan provided by related parties

	The Years ended December 31,
	2018	2017	2016
Related party paid on behalf of the Company for operations:
Mr. Bingshan Guo	$-	$195,148	$-
Loan provided by related parties to the Company:
Mr. Xiangyang Guo	-	148,045	-
Hongxing	-	-	19,572
Total	$-	$343,193	$19,572